Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information
VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information
 of the Parent Company
Statements of Income and Comprehensive Income
(All amounts in thousands)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 2(ad)
General and administrative expenses	(696,832)	(694,847)	(31,240)	(4,487)
Other operating income	77,513	36,087	39,385	5,657

( Loss ) i ncome from operations	(619,319)	(658,760)	8,145	1,170
Interest expenses	(54,665)	(57,293)	(9,062)	(1,302)
Share of results of equity method investees	(21,319)	1,642	(6,163)	(885)
Equity income of subsidiaries and VIEs	2,644,958	2,843,198	4,023,912	577,999

Net income	1,949,655	2,128,787	4,016,832	576,982

Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	342,348	(7,083)	(25,773)	(3,702)
Share of comprehensive loss of subsidiaries	(22,982)	—	—	—

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	2,269,021	2,121,704	3,991,059	573,280

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information
 of the Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
			Note 2(ad)
ASSETS
Cash and cash equivalents	212	44	6
Investment in an equity - method investee	48,292	42,315	6,078
Investment in subsidiaries and VIEs	11,937,122	16,643,391	2,390,674
Amount due from subsidiaries and VIEs	9,614,563	5,146,414	739,236

TOTAL ASSETS	21,600,189	21,832,164	3,135,994

LIABILITIES AND EQUITY
Accrued expenses and other current liabilities	11,106	5,008	719
Convertible senior notes	4,327,268	—	—

Total liabilities	4,338,374	5,008	719

EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 116,395,883 and 117,584,362 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	75	76	11
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	11	11	2
Additional paid-in capital	9,385,216	9,959,497	1,430,592
Retained earnings	7,907,396	11,924,228	1,712,808
Accumulated other comprehensive loss	(30,883)	(56,656)	(8,138)

Total shareholders’ equity	17,261,815	21,827,156	3,135,275

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,600,189	21,832,164	3,135,994

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information
 of the Parent Company
STATEMENTS OF CASH FLOWS
(All amounts in thousands)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 2(ad)
Cash flow from operating activities:
Net income	1,949,655	2,128,787	4,016,832	576,982

Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(2,644,958)	(2,843,198)	(4,023,912)	(577,999)
Share of results of equit y- method investees	21,319	(1,642)	6,163	885
Share-based compensation expenses	667,098	671,210	—	—
Amortization of debt issuance cost	5,950	—	—	—
Changes in operating assets and liabilities:
Investment in subsidiaries and VIEs	—	176,370	—	—
Accrued expenses and other current liabilities	53,870	(10,115)	(5,885)	(846)
Deferred income	(44,109)	—	—	—

Net cash generated from (used in) operating activities	8,825	121,412	(6,802)	(978)

Cash flows from investing activities:
( Loan to ) repa yment from subsidiaries and VIEs	(5,277,028)	(452,366)	4,227,181	607,198

Net cash (used in) provided by investing activities	(5,277,028)	(452,366)	4,227,181	607,198

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	5,969	3,947	297	43
Redemption of convertible senior notes	(21,697)	—	(4,220,841)	(606,286)
Proceeds from issuance of ordinary shares to new investors	5,610,337	—	—	—

Net cash provided by (used in) financing activities	5,594,609	3,947	(4,220,544)	(606,243)

Effect of exchange rate changes on cash and cash equivalents	(44)	(95)	(3)	(1)

Net increase in cash and cash equivalents	326,362	(327,102)	(168)	(24)
Cash and cash equivalents at beginning of the period	952	327,314	212	30

Cash and cash equivalents at end of the period	327,314	212	44	6

VIPSHOP HOLDINGS LIMITED
NOTE TO SCHEDULE I
(All amounts in thousands, except for share or per share data)
Schedule I has been provided pursuant to the requirement of Rule
 12-04(a)
and
4-08(e)(3)
of Regulation
 S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 201
9
, RMB7,265,250

of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends.
During each of the three years in the period ended December 31, 2019, no
cash dividend was declared and paid by the Parent Company.
As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.